FEDERAL HOME LOAN BANK ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Amount
2015
2016	101,696
2017
2018	10,000
2019 and thereafter
Total	$ 111,696	$ 17,500
Weighted-Average Interest Rate
2015	0.00%
2016	0.39%
2017	0.00%
2018	4.26%
2019 and thereafter	0.00%
Weighted-average interest rate	0.65%